COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Debt
Payments due by period, Less than 1 year	$ 1,214
Payments due by period, 1-3 years	6,296
Payments due by period, 4-5 years
Payments due by period, After 5 years
Total	7,510
Operating leases
Payments due by period, Less than 1 year	207
Payments due by period, 1-3 years	123
Payments due by period, 4-5 years	19
Payments due by period, After 5 years
Total	349
Total contractual obligations
Payments due by period, Less than 1 year	1,421
Payments due by period, 1-3 years	6,419
Payments due by period, 4-5 years	19
Payments due by period, After 5 years
Total	$ 7,859